September 25, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 for the Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund and the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, each a series portfolio of the Trust (collectively, the “Cboe Vest Funds”).

The Trust is filing the preliminary proxy statement to solicit shareholder votes for approval of a new investment advisory agreement on behalf of each of the Cboe Vest Funds.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy   ●   Ste. 310   ●   Leawood, KS 66211   ●   p: 913.660.0778   ●   c: 913.523.6112

Practus, LLP   ●   John.Lively@Practus.com   ●   Practus.com